SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	1 Months Ended	3 Months Ended									12 Months Ended
	May 31, 2017 USD ($)	Oct. 28, 2018 USD ($) warranty_type warranty_coverage_grade	Jul. 29, 2018 USD ($)	Apr. 29, 2018 USD ($)	Jan. 28, 2018 USD ($)	Oct. 29, 2017 USD ($)	Jul. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Oct. 28, 2018 USD ($) warranty_type warranty_coverage_grade	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Reclassification of property, pant and equipment to assets held for sale											$ 5,000,000	$ 4,700,000
Carrying value of assets held for sale		$ 7,272,000				$ 5,582,000					7,272,000	5,582,000
Proceeds from sale of property held-for-sale											4,100,000	3,200,000
Gain (loss) on sale of assets and asset recovery						0	$ 0	$ (137,000)	$ 0
Fair value of assets held-for-sale		5,000,000									5,000,000
Depreciation expense											32,700,000	31,700,000	$ 32,300,000
Amount of interest capitalized											400,000	200,000	200,000
Fixed assets net book value		236,240,000				226,995,000				$ 242,212,000	236,240,000	226,995,000	242,212,000
Gain on insurance recovery		$ 0	$ 4,741,000	$ 0	$ 0	0	148,000	9,601,000	0
Goodwill impairment						6,000,000	$ 0	0	$ 0		0	6,000,000	0
Engineering, selling, general and administrative expenses											307,106,000	293,145,000	302,551,000
Engineering selling general and administrative costs in inventory amount incurred											$ 2,300,000	2,600,000
Product warranty expiration period range start											2 years
Product warranty expiration period range end											20 years
Number of warranty types | warranty_type		2									2
Number of grades of coverage for each warranty type | warranty_coverage_grade		3									3
Number of months leak-free before Company assumes warranty responsibility											24 months
Deferred revenue						$ 25,300,000						25,300,000
Reinsurance effect on claims and benefits incurred, amount assumed											$ 355,000
Workers' compensation liability		$ 250,000									250,000
Property liability insurances		500,000									500,000
Auto liability insurance		250,000									250,000
General liability insurance		$ 1,000,000									1,000,000
Advertising expense											9,300,000	7,100,000	7,100,000
Allocated share-based compensation expense											11,600,000	10,200,000	10,900,000
Foreign exchange (loss) gain											(244,000)	547,000	(1,401,000)
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax											(100,000)	200,000	(300,000)
Mexico
Summary Of Significant Accounting Policies [Line Items]
Foreign currency transaction remeasurement losses												300,000	800,000
Canada
Summary Of Significant Accounting Policies [Line Items]
Foreign exchange (loss) gain											(200,000)	800,000	(600,000)
Computer software, intangible asset
Summary Of Significant Accounting Policies [Line Items]
Depreciation expense											$ 5,800,000	5,800,000	6,400,000
Computer software, intangible asset | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life											3 years
Computer software, intangible asset | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life											7 years
Stock Awards And Stock Options
Summary Of Significant Accounting Policies [Line Items]
Allocated share-based compensation expense											$ 11,600,000	10,200,000	10,900,000
Purchasing cost
Summary Of Significant Accounting Policies [Line Items]
Engineering, selling, general and administrative expenses											3,900,000	3,900,000	5,300,000
Engineering and drafting cost
Summary Of Significant Accounting Policies [Line Items]
Engineering, selling, general and administrative expenses											41,100,000	43,100,000	44,200,000
Discontinued operations held-for-sale
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on sale of assets and asset recovery											500,000	(200,000)
Natural disasters and other casualty events
Summary Of Significant Accounting Policies [Line Items]
Fixed assets net book value														$ 6,700,000
Insurance proceeds received	$ 8,000,000							18,000,000		$ 10,000,000
Gain on insurance recovery			4,700,000
Final proceeds received as reimbursement for new assets acquired			$ 4,700,000
Cost of sales
Summary Of Significant Accounting Policies [Line Items]
Allocated share-based compensation expense											900,000	1,000,000	$ 1,100,000
Cost of sales | Natural disasters and other casualty events
Summary Of Significant Accounting Policies [Line Items]
Insurance proceeds received												$ 8,800,000
Other operating income (expense) | Natural disasters and other casualty events
Summary Of Significant Accounting Policies [Line Items]
Gain on insurance recovery								$ 9,200,000
Former CEO | Stock Awards And Stock Options
Summary Of Significant Accounting Policies [Line Items]
Allocated share-based compensation expense											$ 3,600,000